LOANS PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Loans Payable [Abstract]
LOANS PAYABLE
8	LOANS PAYABLE

Loans payable consisted of the following:

Description	Interest Rate	Maturity	September 30, 2020	December 31, 2019

Stanislav Minaychenko	4.0%	September 16, 2020	14,390	23,930
Maxim Pukhoskiy	4.0%	June 16, 2020	7,963	17,683
Dieter Busenhart	10.0%	January 17, 2021	1,050	-
Alexander Motorin	4.0%	December 23, 2020	-	20,018
Total loans payable			$23,403	$61,631

Interest expense totaled $767 and $1,148 for the three and nine months ended September 30, 2020, respectively, and $1,328 and $6,803 for the three and nine months ended September 30, 2019, respectively.

Stanislav Minaychenko

On December 17, 2019, in terms of a settlement agreement entered into between the Company, Qpagos Corporation and Stanislav Minaychenko, the Company issued a promissory note to Mr. Minaychenko in settlement of $23,893 owing to him in terms of a service agreement dated September 1, 2015. The promissory note bears interest at 4% per annum, is unsecured and matures on June 16, 2020.

During the nine months ended September 30, 2020, the Company repaid an aggregate principal amount of $10,000.

On July 1, 2020, the Company entered into an extension agreement with Stanislav Minaychenko, extending the maturity date to September 16, 2020.

The note is currently in default as we were unable to pay the outstanding balance by September 16, 2020. The note has no default penalties and we anticipate repaying the note as soon as we have sufficient funds.

The balance of the promissory note, including interest thereon at September 30, 2020 is $14,390.

Maxim Pukhoskiy

On December 17, 2019, in terms of a settlement agreement entered into between the Company, Qpagos Corporation and Maxim Pukhoskiy, the Company issued a promissory note to Mr. Pukhoskiy in settlement of $17,856 owing to him in terms of a service agreement dated May 1, 2015. The promissory note bears interest at 4% per annum, is unsecured and matures on June 16, 2020.

During the nine months ended September 30, 2020, the Company repaid an aggregate principal amount of $10,000.

The note is currently in default as we were unable to pay the outstanding balance by June 16, 2020. The note has no default penalties and we anticipate repaying the note as soon as we have sufficient funds.

The balance of the promissory note, including interest thereon at September 30, 2020 is $7,963.

Dieter Busenhart

On July 17, 2020, the Company issued a promissory note to Dieter Busenhart in the aggregate principal amount of $50,000 for net proceeds of $50,000, bearing interest at 10% per annum and maturing on January 17, 2021.

Between August 5, 2020 and September 16, 2020, the Company repaid $49,500 of the principal outstanding.

The balance of the promissory note, including interest thereon at September 30, 2020 is $1,050.

Alexander Motorin

On December 23, 2019, in terms of a debt purchase agreement entered into with Waketec OU, Mr. Motorin acquired $20,000 of the promissory note issued to Waketec OU by Qpagos Corporation. On December 23, 2019, the Company entered into a debt settlement agreement whereby the company agreed to the assignment of the debt owed to Mr. Motorin by Qpagos Corporation to the Company in exchange for a new promissory note in the principal amount of $20,000 issued by the Company. The promissory note is unsecured, bears interest at 4% per annum and matures on December 23, 2020.

On January 7, 2020, the Company entered into a debt exchange agreement whereby the aggregate principal sum of $20,000 plus accrued interest of $33 was exchanged for 1,001,644 shares of common stock at an issue price of $0.02 per share, realizing a loss on exchange of $20,033.

7	LOANS PAYABLE

Loans payable consisted of the following:

Description	Interest Rate	Maturity	December 31, 2019	December 31, 2018

Stanislav Minaychenko	4.0%	June 16, 2020	23,930	-
Maxim Pukhovskiy	4.0%	June 16, 2020	17,683	-
Wakatec OU	4.0%	December 21, 2020	-	-
Alexander Motorin	4.0%	December 23,2020	20,018	-
Andrey Novikov	8.0%	December 9, 2020	-	-
Victoria Akhmetova	15%	January 11, 2020	-	56,044
Boba Management Corporation	10%	December 26, 2020	-	-
	10%	February 22, 2020	-	-
	10%	March 1, 2020	-	-
	10%	March 26, 2020	-	-
	-	April 12, 2020	-	-
	-	May 7, 2020	-	-
	-	May 13,2020	-	-
	-	May 20, 2020	-	-
	-	May 23, 2020	-	-
Global Business Partnership AG	10%	January 14, 2020	-	-
Total loans payable			$61,631	$56,044

Interest expense totaled $7,513 and $6,044 for the year ended December 31, 2019 and 2018, respectively.

Stanislav Minaychenko

On December 17,2019, in terms of a settlement agreement entered into between the Company, Qpagos Corporation and Stanislav Minaychenko, the Company issued a promissory note to Mr. Minaychenko in settlement of $23,893 owing to him in terms of a service agreement dated September 1, 2015. The promissory note bears interest at 4% per annum, is unsecured and matures on June 16, 2020. The balance of the promissory note, including interest thereon at December 31, 2019 is $23,930.

Maxim Pukhovskiy

On December 17, 2019, in terms of a settlement agreement entered into between the Company, Qpagos Corporation and Maxim Pukhovskiy, the Company issued a promissory note to Mr. Pukhovskiy in settlement of $17,856 owing to him in terms of a service agreement dated May 1, 2015. The promissory note bears interest at 4% per annum, is unsecured and matures on June 16, 2020. The balance of the promissory note, including interest thereon at December 31, 2019 is $17,683.

Wakatec OU

On December 21, 2019, the Company issued a promissory note to Wakatec OU in settlement of a $93,000 trade payable owing by Qpagos Corporation to Wakatec OU. The promissory note bears interest at 4% per annum, is unsecured and matures on December 21, 2020.

On December 23, 2019, in terms of two debt purchase agreements and assignment agreements entered into Wakatec disposed of $30,000 and $20,000 of the promissory note to Vladimir Skiguine and Alexander Motorin. The remaining principal outstanding of $43,000 was disposed of in terms of the sale of Qpagos Corporation to Viv Holdings, Inc. (Note 4 above).

Alexander Motorin

On December 23, 2019, in terms of a debt purchase agreement entered into with Wakatec OU, Mr. Motorin acquired $20,000 of the promissory note issued to Wakatec OU by Qpagos Corporation. On December 23, 2019, the Company entered into a debt settlement agreement whereby the company agreed to the assignment of the debt owed to Mr. Motorin by Qpagos Corporation to the Company in exchange for a new promissory note in the principal amount of $20,000 issued by the Company. The promissory note is unsecured, bears interest at 4% per annum and matures on December 23, 2020. The balance of the promissory note, including interest thereon at December 31, 2019 is $20,018.

Andrey Novikov

On December 9, 2019, in terms of a settlement agreement entered into between the Company, Qpagos Corporation and Andrey Novikov, the Company issued a promissory note to Mr. Novikov in settlement of $131,906 of a total debt owing to Mr. Novikov of $156,206 owing to him in terms of a service agreement dated September 1, 2015, the balance remaining as owing to Mr. Novikov by Qpagos Corporation. The promissory note bears interest at 8% per annum, is unsecured and matures on December 9,2020.

On December 11, 2019, Mr. Novikov entered into two debt purchase agreements, whereby he disposed of the promissory note as follows; (i) a portion of the note in the principal amount of $65,953 was sold and assigned to Strategic IR and; (ii) a portion of the note in the principal amount of $65,953 was sold and assigned to Vladimir Skiguine, thereby extinguishing the liability owing to Mr. Novikov.

Viktoria Akhmetova

On April 17, 2018, the Company issued a Promissory Note in the aggregate principal amount of $50,000 to Viktoria Akhmetova. The note had a maturity date of September 13, 2018 and a coupon of 18% per annum. The Company had the right to prepay the note without penalty prior to maturity date. On September 13, 2018, the maturity date of the note was extended to January 11, 2019. On March 19, 2019, the note was extended to January 11, 2020, and the interest rate changed to 15% per annum.

On July 30, 2019, the holders of loans payable by the Company, entered into debt exchange agreements, whereby the aggregate principal amount of the loans payable, together with accrued interest thereon until July 30, 2019 were exchanged for shares of common stock at an exchange price of $0.0063 pre-reverse split ($0.063 post reverse split that was effected in November 2019) per share.

The balance of the note as of July 30, 2019, plus accrued interest thereon was $60,425 and was converted into 974,592 post reverse split shares of common stock on November 18, 2019.

Boba Management Corporation

●	On February 22, 2019, the Company issued a Promissory Note in the aggregate principal amount of $20,000 to Boba Management Corporation. The note had a maturity date of February 22, 2020 and a coupon of 10% per annum. The Company had the right to prepay the note without penalty prior to maturity date.

On July 30, 2019, the holders of loans payable by the Company, entered into debt exchange agreements, whereby the aggregate principal amount of the loans payable, together with accrued interest thereon until July 30, 2019 were exchanged for shares of common stock at an exchange price of $0.0063 pre-reverse split ($0.063 post reverse split that was effected in November 2019) per share.

The balance of the note as of July 30, 2019, plus accrued interest thereon was $20,866 and was converted into 336,545 post reverse split shares of common stock on November 18, 2019.

●	On March 1, 2019, the Company issued a Promissory Note in the aggregate principal amount of $20,000 to Boba Management Corporation. The note had a maturity date of March 1, 2020 and a coupon of 10% per annum. The Company had the right to prepay the note without penalty prior to maturity date.

On July 30, 2019, the holders of loans payable by the Company, entered into debt exchange agreements, whereby the aggregate principal amount of the loans payable, together with accrued interest thereon until July 30, 2019 were exchanged for shares of common stock at an exchange price of $0.0063 pre-reverse split ($0.063 post reverse split that was effected in November 2019) per share.

The balance of the note as of July 30, 2019, plus accrued interest thereon was $20,827 and was converted into 335,926 post reverse split shares of common stock on November 18, 2019.

●	On March 26, 2019, the Company issued a Promissory Note in the aggregate principal amount of $20,000 to Boba Management Corporation. The note had a maturity date of March 26, 2020 and a coupon of 10% per annum. The Company had the right to prepay the note without penalty prior to maturity date. The balance of the note plus accrued interest at September 30, 2019 was $20,690.

On July 30, 2019, the holders of loans payable by the Company, entered into debt exchange agreements, whereby the aggregate principal amount of the loans payable, together with accrued interest thereon until July 30, 2019 were exchanged for shares of common stock at an exchange price of $0.0063 pre-reverse split ($0.063 post reverse split that was effected in November 2019) per share.

The balance of the note as of July 30, 2019, plus accrued interest thereon was $20,690 and was converted into 333,717 post reverse split shares of common stock on November 18, 2019.

●	On September 26, 2019, the Company issued a Promissory Note in the aggregate principal amount of $34,955 to Boba Management Corporation. The note had a maturity date of December 26, 2019 and a coupon of 10% per annum. The Company had the right to prepay the note without penalty prior to maturity date. The balance of the note plus accrued interest at September 30, 2019 was $34,994.

On November 19, 2019, in terms of a debt exchange agreement entered into, Boba Management exchanged principal in the aggregate of $34,955 and interest thereon of $469 into 1,968,014 shares of common stock at a conversion price of $0.04 per share, thereby extinguishing the debt and realizing a loss on exchange of $37,392.

On July 15, 2019, the Company entered into Securities Purchase Agreements with Boba Management Corp whereby the following notes totaling $65,000 previously advanced to the Company during the period April 12 to May 23, 2019, was converted into 6,500,000 pre-reverse split (650,000 post reverse split that was effected in November 2019) shares of common stock at a conversion price of $0.01 per share.

●	On April 12, 2019, the Company issued a Promissory Note in the aggregate principal amount of $20,000 to Boba Management Corporation.

●	On May 7, 2019, the Company issued a Promissory Note in the aggregate principal amount of $10,000 to Boba Management Corporation.

●	On May 13, 2019, the Company issued a Promissory Note in the aggregate principal amount of $15,000 to Boba Management Corporation.

●	On May 20, 2019, the Company issued a Promissory Note in the aggregate principal amount of $15,000 to Boba Management Corporation.

●	On May 23, 2019, the Company issued a Promissory Note in the aggregate principal amount of $5,000 to Boba Management Corporation.

Global Business Partnership AG

On October 16, 2019, the Company issued a Promissory Note in the aggregate principal amount of $24,980 to Global Business Partners AG. The note had a maturity date of January 14, 2020 and a coupon of 10% per annum. The Company had the right to prepay the note without penalty prior to maturity date.

On November 14, 2019, Global Business Partners entered into a share purchase agreement whereby the principal sum of $24,980 and interest thereon of $198 was settled by the issue of 1,398,803 shares of common stock.